PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
9	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Buildings	227,196	230,273	35,392
Medical equipment	899,281	668,169	102,696
Electronic and office equipment	15,804	16,864	2,592
Motor vehicles	2,621	2,361	363
Leasehold improvement and building improvements	7,277	14,771	2,270
Construction in progress	122,635	329,259	50,606
Total	1,274,814	1,261,697	193,919
Less: accumulated depreciation	(432,884)	(407,964)	(62,703)
	841,930	853,733	131,216
Impairment charges	(66,592)	(60,162)	(9,246)
	775,338	793,571	121,970

Depreciation expenses were RMB138,075, RMB117,051 and RMB83,224 (US$12,791) for the years ended December 31, 2015, 2016 and 2017, respectively. Impairment loss of RMB23,125, RMB47,827 and RMB 21,476 (US$3,301) were recognized for the years ended December 31, 2015, 2016 and 2017, respectively. Impairment charges mainly include impairment provided for medical equipment in several low performance centers as well as idle assets.

For the years ended December 31, 2015, 2016 and 2017, nil, RMB4,360 and RMB27,906(US$4,289) impairment was written off upon the disposal of medical equipment.

As at December31, 2016 and 2017, certain of the Group's property, plant and equipment with a total net book value of RMB111,728 and RMB37,481 (US$5,761) were pledged as collaterals for bank borrowings of RMB78,445 and RMB29,725 (US$4,569), respectively (note17).

As at December 31, 2016 and 2017, certain of the Group's construction in progress with a total net book value of nil and RMB206,244 (US$31,699) were pledged to secure other borrowings of nil and RMB280,459 (US$43,105), respectively (note 17) and mandatorily redeemable noncontrolling interest of nil and RMB396,281 (US$60,907) (note 1), respectively.

As at December 31, 2016 and 2017, the Group held equipment under operating lease contracts with customers with an original cost of RMB812,207 and RMB519,426 (US$79,834) and accumulated depreciation of RMB354,207 and RMB312,853 (US$48,085), respectively.